Variable Interest Entities - Narratives (Details) - CAD ($) $ in Millions	May 05, 2017	Dec. 31, 2021	Dec. 31, 2020
Variable Interest Entity
Investments accounted for by the equity method (note 14)		$ 623	$ 887
Strathcona Storage LP | Canada
Variable Interest Entity
Equity method investment, ownership interest (percent)		30.00%
Investments accounted for by the equity method (note 14)		$ 131	$ 124
Altagas LPG | RILE LP
Variable Interest Entity
VIE ownership percentage	70.00%
Vopak | RILE LP
Variable Interest Entity
VIE ownership percentage	30.00%